RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Schedule of rental revenue

Years ended December 31,	2019	2018
Base rent	$240,345	$221,114
Straight-line rent amortization	5,074	4,274
Tenant incentive amortization	(5,122)	(5,402)
Property tax recoveries	22,280	19,344
Property insurance recoveries	2,161	2,174
Operating cost recoveries	8,085	4,983
	$272,823	$246,487

Schedule of property operating costs

Years ended December 31,	2019	2018
Non-recoverable from tenants:
Property taxes and utilities	$1,096	$1,077
Legal	189	436
Consulting	90	123
Environmental and appraisals	511	702
Repairs and maintenance	804	725
Ground rents	—	664
Other	558	730
	$3,248	$4,457
Recoverable from tenants:
Property taxes and utilities	$23,784	$20,127
Property insurance	2,391	2,138
Repairs and maintenance	2,733	2,069
Property management fees	2,001	1,470
Other	1,207	681
	$32,116	$26,485
Property operating costs	$35,364	$30,942

Schedule of general and administrative expenses

Years ended December 31,	2019	2018
Salaries, incentives and benefits	$13,753	$16,030
Audit, legal and consulting	4,268	3,972
Trustee/director fees including distributions and revaluations and expenses	1,976	1,285
RSU and PSU compensation expense including distributions and revaluations	5,839	2,996
Other public entity costs	2,096	1,651
Office rents including property taxes and common area maintenance costs	379	900
Other	3,108	2,570
	$31,419	$29,404

Schedule of interest expense and other financing costs

Years ended December 31,	2019	2018
Interest and amortized issuance costs relating to debentures and term loans	$26,632	$18,544
Amortization of deferred financing costs and other interest expense and charges	2,169	3,869
Interest expense related to lease obligations (note 2(o))	1,300	—
	$30,101	$22,413
Less: Capitalized interest	(160)	—
	$29,941	$22,413

Schedule of fair value losses on financial instruments

Years ended December 31,	2019	2018
Foreign exchange forward contracts, net	$8	$562
Losses on term loan debt modifications (note 8(a))	752	—
Cross currency interest rate swap (note 8(b))	(1,952)	—
	$(1,192)	$562